Note 20 - Other Charges (Details Textual) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Restructuring Charges, Total		$ 2,300		$ 20
Fiscal 2021 Restructuring Plan [Member]
Restructuring Charges, Total	$ 2,300
Restructuring and Related Cost, Expected Cost Remaining		$ 100